The Company, Going Concern and Significant Accounting Policies: (Details Text) $ in Millions	Jun. 30, 2015 USD ($)
The Company, Going Concern and Significant Accounting Policies: [Abstract]
Financial resources	$ 3.8
Fair value of equipment	12.2
Current financial liabilities - notes	41.7
Accounts payable and accruals	4.1
Equipment cost	$ 24.6